Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.9%
Security	Shares	Value
Aerospace & Defense — 1.3%
Safran S.A.	49,881	$ 7,172,664
		$ 7,172,664
Air Freight & Logistics — 1.4%
GXO Logistics, Inc.	149,285	$ 7,812,084
		$ 7,812,084
Automobiles — 1.0%
Stellantis NV	191,914	$ 3,017,078
Tesla, Inc.(1)	14,569	2,523,642
		$ 5,540,720
Banks — 7.0%
Banco Santander S.A.	2,020,541	$ 7,061,668
Citigroup, Inc.	22,166	1,157,508
HDFC Bank, Ltd.	232,716	4,586,101
HSBC Holdings PLC	773,596	5,700,123
ING Groep NV	293,763	4,253,765
M&T Bank Corp.	24,452	3,814,512
Toronto-Dominion Bank (The)	16,953	1,172,968
U.S. Bancorp	96,961	4,828,658
Wells Fargo & Co.	139,323	6,530,069
		$ 39,105,372
Beverages — 3.4%
Coca-Cola Co. (The)	197,015	$ 12,080,960
Diageo PLC	158,198	6,917,377
		$ 18,998,337
Biotechnology — 1.2%
CSL, Ltd.	31,884	$ 6,732,320
		$ 6,732,320
Building Products — 1.1%
Assa Abloy AB, Class B	162,340	$ 3,824,122
Daikin Industries, Ltd.	14,652	2,544,973
		$ 6,369,095
Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	87,556	$ 4,427,707
Security	Shares	Value
Capital Markets (continued)
State Street Corp.	61,772	$ 5,641,637
		$ 10,069,344
Chemicals — 0.3%
Sika AG	6,060	$ 1,721,930
		$ 1,721,930
Construction Materials — 0.2%
CRH PLC	22,005	$ 1,028,130
		$ 1,028,130
Consumer Finance — 0.6%
Capital One Financial Corp.	27,362	$ 3,256,078
		$ 3,256,078
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class B(1)	35,231	$ 10,975,161
		$ 10,975,161
Electric Utilities — 3.0%
Enel SpA	730,434	$ 4,300,883
Iberdrola S.A.	601,442	7,055,976
NextEra Energy, Inc.	71,119	5,307,611
		$ 16,664,470
Electrical Equipment — 2.4%
AMETEK, Inc.	50,969	$ 7,386,427
Schneider Electric SE	37,208	6,035,716
		$ 13,422,143
Electronic Equipment, Instruments & Components — 4.1%
CDW Corp.	42,219	$ 8,276,191
Halma PLC	138,550	3,688,759
Keyence Corp.	7,127	3,281,048
Keysight Technologies, Inc.(1)	17,629	3,161,761
TE Connectivity, Ltd.	34,983	4,448,088
		$ 22,855,847
Entertainment — 1.1%
Nintendo Co., Ltd.	3,720	$ 161,291
Walt Disney Co. (The)(1)	56,251	6,102,671
		$ 6,263,962
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	4,449	$ 993,862

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.	72,069	$ 1,980,456
		$ 2,974,318
Food Products — 3.9%
Mondelez International, Inc., Class A	140,061	$ 9,165,592
Nestle S.A.	105,121	12,825,713
		$ 21,991,305
Gas Utilities — 0.4%
Snam SpA	421,668	$ 2,147,778
		$ 2,147,778
Health Care Equipment & Supplies — 3.9%
Alcon, Inc.	36,766	$ 2,774,307
Boston Scientific Corp.(1)	171,972	7,953,705
Intuitive Surgical, Inc.(1)	24,797	6,092,375
Siemens Healthineers AG(2)	40,782	2,187,084
Straumann Holding AG	23,303	3,051,225
		$ 22,058,696
Health Care Providers & Services — 1.4%
Elevance Health, Inc.	15,491	$ 7,745,345
		$ 7,745,345
Hotels, Restaurants & Leisure — 2.4%
Compass Group PLC	382,509	$ 9,137,376
InterContinental Hotels Group PLC	59,229	4,111,888
		$ 13,249,264
Industrial Conglomerates — 1.4%
Siemens AG	49,382	$ 7,713,729
		$ 7,713,729
Insurance — 3.5%
AIA Group, Ltd.	447,423	$ 5,059,300
Allstate Corp. (The)	17,579	2,258,374
Arch Capital Group, Ltd.(1)	8,440	543,114
Assurant, Inc.	13,432	1,780,949
Aviva PLC	294,195	1,659,215
AXA S.A.	131,430	4,100,487
RenaissanceRe Holdings, Ltd.	21,294	4,167,023
		$ 19,568,462
Interactive Media & Services — 3.4%
Alphabet, Inc., Class C(1)	163,458	$ 16,324,551
Security	Shares	Value
Interactive Media & Services (continued)
Meta Platforms, Inc., Class A(1)	18,723	$ 2,789,165
		$ 19,113,716
Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	97,566	$ 10,061,982
		$ 10,061,982
IT Services — 3.1%
Amadeus IT Group S.A.(1)	76,667	$ 4,830,324
Fidelity National Information Services, Inc.	72,819	5,464,338
Visa, Inc., Class A	31,830	7,327,584
		$ 17,622,246
Leisure Products — 0.9%
Yamaha Corp.	125,843	$ 4,893,288
		$ 4,893,288
Life Sciences Tools & Services — 0.9%
Danaher Corp.	14,037	$ 3,711,102
Lonza Group AG	2,852	1,626,899
		$ 5,338,001
Machinery — 1.2%
Ingersoll Rand, Inc.	90,452	$ 5,065,312
Kone Oyj, Class B	24,904	1,356,287
Sandvik AB	20,944	432,863
		$ 6,854,462
Metals & Mining — 1.4%
Anglo American PLC	64,638	$ 2,787,861
Rio Tinto, Ltd.	55,322	4,964,445
		$ 7,752,306
Multiline Retail — 1.4%
Dollar Tree, Inc.(1)	52,283	$ 7,851,861
		$ 7,851,861
Multi-Utilities — 0.3%
CMS Energy Corp.	29,030	$ 1,834,406
		$ 1,834,406
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	38,001	$ 6,612,934
EOG Resources, Inc.	114,956	15,202,931
		$ 21,815,865

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Personal Products — 0.5%
Kose Corp.	23,638	$ 2,608,048
		$ 2,608,048
Pharmaceuticals — 9.3%
AstraZeneca PLC	41,056	$ 5,378,847
Eli Lilly & Co.	39,712	13,666,885
Novo Nordisk A/S, Class B	89,023	12,319,872
Roche Holding AG PC	22,965	7,168,993
Sanofi	78,157	7,653,479
Zoetis, Inc.	35,412	5,860,332
		$ 52,048,408
Professional Services — 2.9%
Recruit Holdings Co., Ltd.	147,963	$ 4,758,529
RELX PLC	201,694	5,992,107
SGS S.A.	571	1,388,181
Verisk Analytics, Inc.	21,703	3,945,388
		$ 16,084,205
Semiconductors & Semiconductor Equipment — 5.2%
ASML Holding NV	18,467	$ 12,218,647
Infineon Technologies AG	154,537	5,564,948
Micron Technology, Inc.	86,340	5,206,302
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,711	6,464,301
		$ 29,454,198
Software — 6.5%
Adobe, Inc.(1)	17,527	$ 6,490,949
Dassault Systemes SE	71,140	2,645,760
Intuit, Inc.	13,465	5,691,252
Microsoft Corp.	88,063	21,822,892
		$ 36,650,853
Specialty Retail — 2.4%
Lowe's Cos., Inc.	29,619	$ 6,168,157
TJX Cos., Inc. (The)	92,526	7,574,178
		$ 13,742,335
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	107,256	$ 15,475,968
		$ 15,475,968
Textiles, Apparel & Luxury Goods — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	6,379	$ 5,568,711
		$ 5,568,711
Security	Shares	Value
Tobacco — 0.4%
Imperial Brands PLC	83,161	$ 2,086,195
		$ 2,086,195
Trading Companies & Distributors — 1.4%
Ashtead Group PLC	57,601	$ 3,794,107
IMCD NV	25,798	4,089,804
		$ 7,883,911
Total Common Stocks (identified cost $392,343,481)		$560,177,519

Corporate Bonds — 0.6%
Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 2.764%(2)(3)(4)	$4,541	$ 3,700,007
		$ 3,700,007
Oil, Gas & Consumable Fuels — 0.0%(5)
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(3)	$2,008	$ 2,008
		$ 2,008
Total Corporate Bonds (identified cost $6,286,622)		$ 3,702,015

Short-Term Investments — 0.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(6)	523,722	$ 523,722
Total Short-Term Investments (identified cost $523,722)		$ 523,722
Total Investments — 100.6% (identified cost $399,153,825)		$564,403,256
Other Assets, Less Liabilities — (0.6)%		$ (3,545,666)
Net Assets — 100.0%		$560,857,590

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $5,889,099 or 1.1% of the Fund's net assets.
(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at January 31, 2023.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	55.0%	$310,168,647
United Kingdom	9.1	51,253,855
Switzerland	6.2	35,005,336
France	5.9	33,176,817
Netherlands	4.2	23,579,294
Spain	3.4	18,947,968
Japan	3.2	18,247,177
Germany	2.7	15,465,761
Denmark	2.2	12,319,872
Australia	2.1	11,696,765
Taiwan	1.1	6,464,301
Italy	1.1	6,448,661
Hong Kong	0.9	5,059,300
India	0.8	4,586,101
Sweden	0.8	4,256,985
Bermuda	0.7	4,167,023
Finland	0.2	1,356,287
Canada	0.2	1,172,968
Ireland	0.2	1,028,130
Brazil	0.0(1)	2,008
Total Investments	100.0%	$564,403,256
(1)	Amount is less than 0.05%.
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PPTT	– Preferred Pass-Through Trust
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $523,722, which represents 0.1% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,023,564	$24,316,763	$(28,816,605)	$ —	$ —	$523,722	$15,544	523,722
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 25,216,387	$ 161,291	$ —	$ 25,377,678
Consumer Discretionary	34,179,820	26,728,341	—	60,908,161
Consumer Staples	21,246,552	24,437,333	—	45,683,885
Energy	21,815,865	—	—	21,815,865
Financials	50,553,758	32,420,659	—	82,974,417
Health Care	45,029,744	48,893,026	—	93,922,770
Industrials	24,209,211	49,103,082	—	73,312,293
Information Technology	89,829,626	32,229,486	—	122,059,112
Materials	—	10,502,366	—	10,502,366
Real Estate	2,974,318	—	—	2,974,318
Utilities	7,142,017	13,504,637	—	20,646,654
Total Common Stocks	$322,197,298	$237,980,221*	$ —	$560,177,519
Corporate Bonds	$ —	$ 3,702,015	$ —	$ 3,702,015
Short-Term Investments	523,722	—	—	523,722
Total Investments	$322,721,020	$241,682,236	$ —	$564,403,256
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance
Tax-Managed Global Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.